Financial instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Working capital	$ 17,928	$ 2,012
Equity price risk [member]
IfrsStatementLineItems [Line Items]
Change in market price, percentage	10.00%
Profit loss include in investment loss	$ 113
Interest rate risk [member] | Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Increase (Decrease) of basis point in the applicable rate of interest	0.10%
Interest rate risk [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Increase (Decrease) of basis point in the applicable rate of interest	0.10%
Bottom of range [member] | Interest rate risk [member] | Secured Revolving Credit Facility [Member] | SOFR [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.50%
Top of range [member] | Interest rate risk [member] | Secured Revolving Credit Facility [Member] | SOFR [member]
IfrsStatementLineItems [Line Items]
Interest rate	3.50%